Unaudited Interim Condensed Consolidated Statement of Operations - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Unaudited Interim Condensed Consolidated Statement of Operations [Abstract]
Vessel revenue, net	$ 20,227	$ 23,041
Expenses:
Voyage expenses	(2,576)	(978)
Vessel operating expenses	(9,036)	(9,918)
Management fees	(231)	(281)
Management fees- related party	(944)	(884)
General and administration expenses	(1,432)	(1,505)
Depreciation and amortization	(4,382)	(4,705)
Amortization of deferred dry-docking costs	(2,058)	(1,514)
Loss on sale of vessel, net	(155)	0
Operating (loss) / income	(587)	3,256
Other income / (expenses), net:
Interest and finance costs	(3,692)	(4,134)
Interest and finance costs-related party	(48)	0
Interest and other income	40	164
Loss on equity method investment	(44)	0
Loss on extinguishment of debt	(233)	(22)
Gain on acquisition of RGI	1,268	0
Foreign currency exchange (loss) / gain, net	(211)	68
Total other expenses, net	(2,920)	(3,924)
Net loss	(3,507)	(668)
Less: Net loss attributable to non-controlling interest	(6)	0
Net loss attributable to United Maritime Corporation	(3,501)	(668)
Net loss attributable to common stockholders of United Maritime Corporation	$ (3,501)	$ (668)
Loss per common share, basic (in dollars per share)	$ (0.4)	$ (0.08)
Loss per common share, diluted (in dollars per share)	$ (0.4)	$ (0.08)
Weighted average number of common shares outstanding, basic (in shares)	8,802,941	8,716,477
Weighted average number of common shares outstanding, diluted (in shares)	8,802,941	8,808,705